Discontinued Operations	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Discontinued Operations
Note 3 – Discontinued Operations

Non-Core Disposal Group
In mid-2009, the Company commenced activities to divest certain home healthcare and related ancillary businesses (“the Disposal Group”) that are non-strategic in nature.  In the quarter ended September 30, 2010, Omnicare reached an agreement to acquire substantially all of the assets of Walgreens’ long-term care pharmacy business.  In exchange, Walgreens acquired substantially all of the assets of Omnicare’s home infusion business, part of the Disposal Group.  This transaction closed in the fourth quarter of 2010.  Also, in 2010, the Company entered into a letter of intent regarding its disposition of the durable medical equipment (“DME”) portion of the Disposal Group.  The Company currently intends to close the DME transaction as soon as practicable, subject to certain conditions and applicable approvals.  In the second quarter of 2011, the Company divested of its Tidewater Group Purchasing Organization (“Tidewater”) as the Company determined it was no longer a good strategic fit within the Company’s portfolio of assets.  The Company does not consider the operations of the Disposal Group and Tidewater (collectively the “Non-Core Disposal Group”) as significant, individually or in the aggregate, to the operations of Omnicare.

In 2010 and 2009, the Non-Core Disposal Group recorded an impairment charge of approximately $10.3 million and $14.5 million, respectively, to reduce the carrying value of the Disposal Group to fair value as of December 31, 2010 and 2009.  The net assets held for sale of the Non-Core Disposal Group are required to be measured at the lower of cost or fair value less costs to sell.  The fair values were based on a market approach utilizing both selected guideline public companies and comparable industry transactions, which would be considered “Level 3” inputs within the fair value hierarchy.  The fair value amount is estimated, is reviewed quarterly and will be finalized upon disposition of the Non-Core Disposal Group.

CRO Services
Adverse conditions in the contract research organization (“CRO Services”) market led to lower than anticipated levels of new business being added as well as early project terminations by clients and client-driven delays in the commencement of certain projects resulting in lower than expected operating profits and cash flows for this business.  Management anticipated a turnaround in its CRO Services business in the third quarter of 2010 based on various restructuring activities enacted in late 2009 and during the first half of 2010 (e.g., reductions-in-force, location consolidation, etc.).  Based on the unanticipated continuation of the decline in operating performance during the third quarter of 2010, coupled with the revised outlook, the Company’s earnings outlook for the CRO business was reduced.  As a result, the Company determined it was required to perform an interim impairment test with respect to goodwill and certain other intangible assets related to its CRO Services reporting unit outside of its normal fourth quarter test period.  Based on the results of the tests performed, the Company recorded a goodwill impairment charge in CRO Services of approximately $91 million in the third quarter of 2010.

The Company determined that the CRO Services business was no longer a good strategic fit within the Company’s portfolio of assets.  In light of these factors, and in connection with the reallocation of resources started in the second half of 2010, the Company committed to a plan to divest of its CRO Services business in the first quarter of 2011, and the divestiture was completed in April 2011.

The results from operations for all periods presented have been recast to reflect the results of the Non-Core Disposal Group and CRO Services as discontinued operations, including certain expenses of the Company related to the divestiture.  Selected financial information related to the discontinued operations of the Non-Core Disposal Group and CRO Services for the years ended December 31, 2010, 2009 and 2008 follows (in thousands):

	For the years ended December 31,
	2010	2009	2008
Net sales - Non-Core Disposal Group ("NCDG")	$59,656	$84,903	$114,837
Net sales - CRO Services	109,176	156,707	203,320
Net sales - total discontinued	168,832	241,610	318,157

(Loss) from operations of NCDG, pretax	(14,025)	(13,645)	(307)
(Loss) income from operations of CRO Services, pretax	(19,269)	(3,581)	15,886
(Loss) income from operations - total discontinued, pretax	(33,294)	(17,226)	15,579

Income tax benefit - NCDG	3,614	5,468	96
Income tax benefit (expense) - CRO Services	8,116	1,051	(6,503)
Income tax benefit (expense) - total discontinued	11,730	6,519	(6,407)

Loss from operations of NCDG, aftertax	(10,411)	(8,177)	(211)
(Loss) income from operations of CRO Services, aftertax	(11,153)	(2,530)	9,383
(Loss) income from operations - total discontinued, aftertax	(21,564)	(10,707)	9,172

Impairment loss on NCDG, pretax	(10,343)	(14,492)	-
Impairment loss on CRO Services, pretax	(90,628)	-	-
Income tax benefit of impairment loss on NCDG	1,859	2,427	-
Income tax benefit of impairment loss on CRO Services	103	-	-
Impairment loss on total discontinued, aftertax	(99,009)	(12,065)	-

Loss from discontinued operations of NCDG	(18,895)	(20,242)	(211)
(Loss) income from discontinued operations of CRO Services	(101,678)	(2,530)	9,383
(Loss) income from discontinued operations - total	(120,573)	(22,772)	9,172